Transactions with Related Parties (Details Narrative) $ in Thousands			12 Months Ended
	Jun. 24, 2018 ILS (₪) shares	Jun. 16, 2017 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Feb. 11, 2019 ILS (₪)	Dec. 31, 2018	Sep. 04, 2018 ILS (₪)	Dec. 22, 2017 USD ($)	Jan. 16, 2017 USD ($)	Dec. 22, 2016 USD ($)	Mar. 06, 2016 USD ($)	Dec. 23, 2015 USD ($)
IfrsStatementLineItems [Line Items]
Related party borrowings | $		$ 250								$ 250
Amount of loan outstanding from controlling shareholder | $		$ 1,000
Fair value of loan | $									$ 828	$ 211	$ 619		$ 649
Percentage of borrowings discount rate									18.90%	20.10%	21.11%		20.00%
Capital reserve			₪ 2,388,000	₪ 2,388,000
Transferred consideration	₪ 1,214		17,300,000					₪ 8,216,000
Fair value of business acquisition shares issued | shares	8,570,000
Income from subleasing right-of-use assets				₪ 229,000
Israeli Income Tax Ordinance [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							2.61%
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings			1,203,000
Fair value of loan	₪ 7,786
Transferred consideration	₪ 9,000					₪ 107,632,000
Canndoc Ltd [Member] | Israeli Income Tax Ordinance [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				2.62%
Loan [Member]
IfrsStatementLineItems [Line Items]
Capital reserve					₪ 598,000
Finance expense					₪ 386,000
Mr Alexander Rabinovitch [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings | $												$ 750	$ 1,250
Mr Avner Barak [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings			249,000
Capital reserve			17,000
Repayment of loan, monthly installment			15,000
Interest expense			24,000
Mr Avner Barak [Member] | Israeli Income Tax Ordinance [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				2.62%
Mr Avner Barak [Member] | Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings			₪ 718,000